Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our NEOs for the fiscal years ended on December 31, 2022, December 31, 2021, and December 31, 2020.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(7)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(2)(7)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income(5)	Adjusted PTNI(6)
2022	$4,242,035	$(250,883)	$2,706,133	$(589,632)	$180.00	$127.72	$50.2	$127.4
2021	$6,648,627	$8,399,723	$1,912,760	$5,744,182	$317.65	$140.98	$56.0	$110.8
2020	$4,985,913	$3,649,695	$1,984,117	$6,170,329	$183.84	$111.97	$4.1	$46.7

(1)	The names of the Principal Executive Officers of the Company (each, a “PEO”) reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal years 2022 and 2021, Jonathan Shepko, and (ii) for fiscal year 2020, Chris Easter.

(2)	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Aaron Coley, Rick Williams, Soumit Roy and Jason Bates, and (ii) for fiscal years 2021 and 2020, Jason Bates and Rick Williams.

(4)	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P US SmallCap Industrial Index, as disclosed in our 2022 Annual Report to Shareholders pursuant to Item 201(e) of Regulation S-K.

(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for each applicable fiscal year.

(6)	We have selected Adjusted PTNI as our most important performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. Adjusted PTNI is generally determined based on the pre-tax net income shown by the Company’s consolidated financial statements, and adjusted for nonrecurring or unusual items that do not reflect the Company’s core operating performance. The 2022 Adjusted PTNI performance was adjusted for a nonrecurring event that spanned multiple years.

(7)	The following table details each of the adjustments to the Summary Compensation Table (“SCT”) total compensation for our PEO, as well as the average for our non-PEO NEOs, to determine “compensation actually paid” for each applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K.

Year	Total Compensation Reported in SCT	Less, Grant Date Fair Value of Awards Granted in Covered Year	Plus, Year- End Fair Value of Unvested Awards Granted in Covered Year	Change in Fair Value of Unvested Awards Granted in Prior Years	Plus, Vesting Date Fair Value of Vested Awards Granted in Covered Year	Change in Fair Value of Vested Awards Granted in Prior Years	Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in Covered Year	Plus, Dollar Value of Dividends or other Earnings Paid on Awards in Covered Year Prior to Vesting	Compensation Actually Paid
PEO
2022	$4,242,035	$(2,629,835)	$1,156,341	$(2,832,707)	$0	$(188,934)	$0	$0	$(250,883)
2021	$6,648,627	$(4,265,292)	$6,016,388	$0	$0	$0	$0	$0	$8,399,723
2020	$4,985,913	$(799,096)	$0	$0	$0	$233,067	$(770,189)	$0	$3,649,695
Average Non-PEO NEO
2022	$2,706,133	$(1,035,397)	$627,332	$(1,244,633)	$0	$(167,860)	$(1,475,197)	$0	$(589,632)
2021	$1,912,760	$(617,077)	$938,555	$3,238,791	$0	$0	$271,153	$0	$5,744,182
2020	$1,984,117	$(526,526)	$4,712,738	$0	$0	$0	$0	$0	$6,170,329

Supplemental Disclosure - Understanding Compensation Actually Paid

As permitted under Item 402(v) of Regulation S-K, the Company is providing the following supplemental disclosure with respect to the compensation actually paid amounts presented in the table above. On August 2, 2021, the Board appointed Mr. Shepko as the Chief Executive Officer of the Company (Mr. Shepko was appointed Interim Chief Executive Officer of the Company on January 1, 2021), and therefore the PEO compensation actually paid amount for fiscal year 2021 does not reflect normative pay to our PEO. In February 2022, the Compensation Committee normalized our PEO compensation, which is reflected in the PEO compensation actually paid amount for fiscal year 2022. The average compensation actually paid amount for our non-PEO NEOs for fiscal year 2022 is not reflective of normalized pay for our non-PEO NEOs, as the average compensation actually paid amount for our non-PEO NEOs for fiscal year 2022 includes the $3,700,000 severance payment that was made to Mr. Bates in fiscal year 2022 pursuant to his separation agreement.

Company Selected Measure Name	Adjusted PTNI
Named Executive Officers, Footnote [Text Block]
(1)	The names of the Principal Executive Officers of the Company (each, a “PEO”) reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal years 2022 and 2021, Jonathan Shepko, and (ii) for fiscal year 2020, Chris Easter.

(3)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Aaron Coley, Rick Williams, Soumit Roy and Jason Bates, and (ii) for fiscal years 2021 and 2020, Jason Bates and Rick Williams.

Peer Group Issuers, Footnote [Text Block]
(4)	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the S&P US SmallCap Industrial Index, as disclosed in our 2022 Annual Report to Shareholders pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 4,242,035	$ 6,648,627	$ 4,985,913
PEO Actually Paid Compensation Amount	$ (250,883)	8,399,723	3,649,695
Adjustment To PEO Compensation, Footnote [Text Block]
(7)	The following table details each of the adjustments to the Summary Compensation Table (“SCT”) total compensation for our PEO, as well as the average for our non-PEO NEOs, to determine “compensation actually paid” for each applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K.

Year	Total Compensation Reported in SCT	Less, Grant Date Fair Value of Awards Granted in Covered Year	Plus, Year- End Fair Value of Unvested Awards Granted in Covered Year	Change in Fair Value of Unvested Awards Granted in Prior Years	Plus, Vesting Date Fair Value of Vested Awards Granted in Covered Year	Change in Fair Value of Vested Awards Granted in Prior Years	Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in Covered Year	Plus, Dollar Value of Dividends or other Earnings Paid on Awards in Covered Year Prior to Vesting	Compensation Actually Paid
PEO
2022	$4,242,035	$(2,629,835)	$1,156,341	$(2,832,707)	$0	$(188,934)	$0	$0	$(250,883)
2021	$6,648,627	$(4,265,292)	$6,016,388	$0	$0	$0	$0	$0	$8,399,723
2020	$4,985,913	$(799,096)	$0	$0	$0	$233,067	$(770,189)	$0	$3,649,695
Average Non-PEO NEO
2022	$2,706,133	$(1,035,397)	$627,332	$(1,244,633)	$0	$(167,860)	$(1,475,197)	$0	$(589,632)
2021	$1,912,760	$(617,077)	$938,555	$3,238,791	$0	$0	$271,153	$0	$5,744,182
2020	$1,984,117	$(526,526)	$4,712,738	$0	$0	$0	$0	$0	$6,170,329

Non-PEO NEO Average Total Compensation Amount	$ 2,706,133	1,912,760	1,984,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ (589,632)	5,744,182	6,170,329
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)	The following table details each of the adjustments to the Summary Compensation Table (“SCT”) total compensation for our PEO, as well as the average for our non-PEO NEOs, to determine “compensation actually paid” for each applicable fiscal year, as computed in accordance with Item 402(v) of Regulation S-K.

Year	Total Compensation Reported in SCT	Less, Grant Date Fair Value of Awards Granted in Covered Year	Plus, Year- End Fair Value of Unvested Awards Granted in Covered Year	Change in Fair Value of Unvested Awards Granted in Prior Years	Plus, Vesting Date Fair Value of Vested Awards Granted in Covered Year	Change in Fair Value of Vested Awards Granted in Prior Years	Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in Covered Year	Plus, Dollar Value of Dividends or other Earnings Paid on Awards in Covered Year Prior to Vesting	Compensation Actually Paid
PEO
2022	$4,242,035	$(2,629,835)	$1,156,341	$(2,832,707)	$0	$(188,934)	$0	$0	$(250,883)
2021	$6,648,627	$(4,265,292)	$6,016,388	$0	$0	$0	$0	$0	$8,399,723
2020	$4,985,913	$(799,096)	$0	$0	$0	$233,067	$(770,189)	$0	$3,649,695
Average Non-PEO NEO
2022	$2,706,133	$(1,035,397)	$627,332	$(1,244,633)	$0	$(167,860)	$(1,475,197)	$0	$(589,632)
2021	$1,912,760	$(617,077)	$938,555	$3,238,791	$0	$0	$271,153	$0	$5,744,182
2020	$1,984,117	$(526,526)	$4,712,738	$0	$0	$0	$0	$0	$6,170,329

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR

The following graph sets forth the relationship between “compensation actually paid” to our PEO, the average of “compensation actually paid” to our non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The following graph sets forth the relationship between “compensation actually paid” to our PEO, the average of “compensation actually paid” to our non-PEO NEOs, and the Company’s net income over the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted PTNI

The following graph sets forth the relationship between “compensation actually paid” to our PEO, the average of “compensation actually paid” to our Non-PEO NEOs, and our Adjusted PTNI during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	Company TSR and Peer Group TSR The following graph compares the Company’s cumulative TSR and the Company’s peer group TSR over the three most recently completed fiscal years.
Tabular List [Table Text Block]

Pay versus Performance Tabular List

The following table lists our most important performance measures used by us to link “compensation actually paid” to our NEOs to company performance for fiscal year 2022. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures
Adjusted Pre-Tax Net Income (PTNI)
Adjusted EBIT
Adjusted EBITDA
Operating Ratio
Return on Invested Capital (ROIC)
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 180	317.65	183.84
Peer Group Total Shareholder Return Amount	127.72	140.98	111.97
Net Income (Loss)	$ 50.2	$ 56	$ 4.1
Company Selected Measure Amount	127.4	110.8	46.7
PEO Name	Jonathan Shepko
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Net Income (PTNI)
Non-GAAP Measure Description [Text Block]
(6)	We have selected Adjusted PTNI as our most important performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. Adjusted PTNI is generally determined based on the pre-tax net income shown by the Company’s consolidated financial statements, and adjusted for nonrecurring or unusual items that do not reflect the Company’s core operating performance. The 2022 Adjusted PTNI performance was adjusted for a nonrecurring event that spanned multiple years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Ratio
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital (ROIC)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Jonathan Shepko [Member] | Less, Grant Date Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,629,835)	$ (4,265,292)	$ (799,096)
Jonathan Shepko [Member] | Plus, Year- End Fair Value of Unvested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,156,341	6,016,388	0
Jonathan Shepko [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,832,707)	0	0
Jonathan Shepko [Member] | Plus, Vesting Date Fair Value of Vested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Jonathan Shepko [Member] | Change in Fair Value of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(188,934)	0	233,067
Jonathan Shepko [Member] | Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(770,189)
Jonathan Shepko [Member] | Plus, Dollar Value of Dividends or other Earnings Paid on Awards in Covered Year Prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Less, Grant Date Fair Value of Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,035,397)	(617,077)	(526,526)
Non-PEO NEO [Member] | Plus, Year- End Fair Value of Unvested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	627,332	938,555	4,712,738
Non-PEO NEO [Member] | Change in Fair Value of Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,244,633)	3,238,791	0
Non-PEO NEO [Member] | Plus, Vesting Date Fair Value of Vested Awards Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Vested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(167,860)	0	0
Non-PEO NEO [Member] | Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,475,197)	271,153	0
Non-PEO NEO [Member] | Plus, Dollar Value of Dividends or other Earnings Paid on Awards in Covered Year Prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0